Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock-Based Payment Activity

	Year ended March 31,
	2019			2020			2021
	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of the year	506,000	$2.1	$0.51	500,000	$2.1	$0.51	470,000	$2.1	$0.51
Exercised during the year	-	$-	$-	(30,000)	$2.14	$0.55	-	$-	$-
Cancelled during the year	(6,000)	$2.09	$0.55	-	$-	$-	-	$-	$-
Outstanding and exercisable at the end of the year	500,000	$2.1	$0.51	470,000	$2.1	$0.51	470,000	$2.1	$0.51

Range of exercise price per share	$2.09 to $2.14			$2.09 to $2.14			$2.09 to 2.14